SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of computation of basic and diluted loss per share

	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Net loss attributable to Common Shareholders	$(28,665,024)	$(16,939,859)

Denominator
Weighted Average Common Shares - Basic	15,178,056	14,208,787
Weighted Average Common Shares - Diluted	15,178,056	14,208,787

Earnings (Loss) per common share:
Earnings (Loss) - Basic	$(1.89)	$(1.19)
Earnings (Loss) - Diluted	$(1.89)	$(1.19)